Property and Equipment	12 Months Ended
Jul. 31, 2025
TALENTEC SDN. BHD. [Member]
Property and Equipment
5.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of July 31,
	2024	2025
Computer Terminal & Peripherals	$98,854	$25,871
Furniture, Fittings, Office Equipment & Renovation	105,278	112,172
Sub-total	204,132	138,043
Less: accumulated depreciation	(202,767)	(30,078)
Property and equipment, net	$1,365	$107,965

Depreciation expenses were US$257 and currency translation difference were US$(3,747) for the year ended July 31, 2024.

Depreciation expenses were US$19,341 and currency translation difference were US$10,081 for the year ended July 31, 2025.